Leases - Lessee: Supplemental Cash Flow Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Cash Flow Information Related To Lease Abstract [Abstract]
Operating Leases, Cash flows from operating activities	¥ 47,321	¥ 41,680	¥ 44,610
Operating Leases, Cash flows from financing activities	0	0	0
Operating Leases, Right-of-use assets obtained in exchange for lease liabilities	37,816	55,344	39,775
Finance Leases, Cash flows from operating activities	106	131	302
Finance Leases, Cash flows from financing activities	878	674	494
Finance Leases, Right-of-use assets obtained in exchange for lease liabilities:	¥ 278	¥ 228	¥ 531